Basis of preparation (Details) € in Thousands, $ in Millions				1 Months Ended		6 Months Ended	12 Months Ended					121 Months Ended
	Oct. 24, 2023 EUR (€)	Oct. 24, 2023 USD ($)	Sep. 02, 2022 EUR (€)	Oct. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Net loss							€ 176,242	€ 147,740		€ 60,740
Capital increases	€ 223,300	$ 235.8					0	353,377		46,231		€ 557,200
Proceeds from borrowings												175,000
Proceeds from research tax credit							4,493	4,476				35,600
Net proceeds from sale of royalty certificates			€ 2,931				0	0		2,931		2,900
Cash and cash equivalents							144,221	251,942	[1]	26,950	[1]	251,942	[1]	€ 60,701
Non-current convertible loans notes							23,370	21,643	[1]	0	[1]	21,643	[1]
Current convertible loans notes							21,574	29,605	[1]	19,957	[1]	29,605	[1]
Oceane conversion option
Disclosure of non-adjusting events after reporting period [line items]
Convertible loans notes										19,957
Non-current convertible loans notes										€ 19,332
Current convertible loans notes							19,957
Heights convertible notes
Disclosure of non-adjusting events after reporting period [line items]
Convertible loans notes							21,574	29,605				29,605
Non-current convertible loans notes								€ 20,652				20,652
Current convertible loans notes							€ 29,605
Conditional advances BPI
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants												17,100
Proceeds from conditional advances												€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases				€ 223,300	€ 130,000
Major revenue transactions | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from research tax credit						€ 5,700

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).